Capital management	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Capital management
32 .	Capital management
The Group manages its capital to ensure that entities in the Group will be able to continue as a going concern while maximizing the return to shareholders through the optimization of the debt and equity balance except where decisions are made to exit businesses or close companies.
The capital structure of the Group consists of debts (which includes the borrowings, lease liabilities and trade and other payables, less cash and bank balances) and equity attributable to equity holders of the parent (comprising issued capital and reserves).

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000

Loans and borrowings (current and non-current) (Note 2 6 (b))	2,055,046	2,230,000	344,598
Lease liabilities (current and non-current) (Note 2 5 )	60,007	39,778	6,147
Trade and other payables (current and non-current) (Note 2 2 )	8,644,393	10,302,531	1,592,034
Less: Cash and bank balances (Note 1 6 )	(6,390,918)	(6,447,538)	(996,328)

Net debts	4,368,528	6,124,771	946,451
Equity attributable to equity holders of the parent	8,767,529	9,014,624	1,393,016

Total capital and net debts	13,136,057	15,139,395	2,339,467

The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares.
No changes were made in the objectives, policies or processes during the years ended December 31, 2019 and 2020.
As disclosed in Note 2
0
, certain subsidiaries of the Group are required by the relevant authorities in the PRC to contribute and maintain a non-distributable
statutory reserve fund whose utilization is subject to approval by the relevant authorities in the PRC. This externally imposed capital requirement has been complied with by the subsidiaries of the Group for the financial years ended December 31, 2019 and 2020.